Average Annual Total Returns - R2 R3 R4 R5 R6 Shares - High Yield Fund	Class R2 Past 1 Year	Class R2 Past 5 Years	Class R2 Past 10 Years	Class R3 Past 1 Year	Class R3 Past 5 Years	Class R3 Past 10 Years	Class R4 Past 1 Year	Class R4 Past 5 Years	Class R4 Past 10 Years	Class R5 Past 1 Year	Class R5 Past 5 Years	Class R5 Past 10 Years	Class R6 Past 1 Year	Class R6 Past 5 Years	Class R6 Past 10 Years	Class R6 Return After Taxes on Distributions Past 1 Year	Class R6 Return After Taxes on Distributions Past 5 Years	Class R6 Return After Taxes on Distributions Past 10 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	BLOOMBERG BARCLAYS U.S. CORPORATE HIGH YIELD - 2% ISSUER CAPPED INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	BLOOMBERG BARCLAYS U.S. CORPORATE HIGH YIELD - 2% ISSUER CAPPED INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	BLOOMBERG BARCLAYS U.S. CORPORATE HIGH YIELD - 2% ISSUER CAPPED INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	2.24%	5.98%	4.86%	2.50%	6.22%	5.13%	2.74%	6.49%	5.39%	3.02%	6.68%	5.50%	3.00%	6.76%	5.56%	0.91%	4.24%	2.82%	1.68%	4.06%	3.10%	7.05%	8.57%	6.79%